Loan Servicing	12 Months Ended
Dec. 31, 2020
Loan Servicing
Note 6. Loan Servicing

Note 6. Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $164,610,868 and $167,673,467 at December 31, 2020 and 2019, respectively. Net gain realized on the sale of loans was $1,027,175 and $290,116 for the years ended December 31, 2020 and 2019, respectively.

The following table summarizes changes in MSRs for the years ended December 31,

	2020	2019

Balance at beginning of year	$939,577	$1,004,948
MSRs capitalized	292,654	114,580
MSRs amortized	(256,435)	(179,951)
Change in valuation allowance	(53,650)	0
Balance at end of year	$922,146	$939,577